Summary of Significant Accounting Policies - Other Income (Deductions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Change in COLI policies	$ 5,300	$ 12,400	$ 6,600
Interest income	2,602	461	924
Pipe replacement costs		(132)	(2,680)
Foreign currency transaction gain (loss)	(178)
Miscellaneous income and (expense)	(617)	(429)	(433)
Total other income (deductions)	$ 7,107	$ 12,300	$ 4,411